SUNAMERICA EQUITY FUNDS

Incorporated herein by reference is the definitive version of the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 30, 2013 (SEC Accession No. 0001193125-13-029414).